Average Annual Total Returns - Thrivent Large Cap Growth Portfolio	Class A 1 Year	Class A 5 Years	Class A 10 Years	Russell 1000® Growth Index(reflects no deduction for fees, expenses or taxes) 1 Year	Russell 1000® Growth Index(reflects no deduction for fees, expenses or taxes) 5 Years	Russell 1000® Growth Index(reflects no deduction for fees, expenses or taxes) 10 Years	S&P 500® Growth Index(reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Growth Index(reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Growth Index(reflects no deduction for fees, expenses or taxes) 10 Years
Total	43.34%	19.92%	16.67%	38.49%	21.00%	17.21%	33.47%	18.98%	16.49%